Convertible Note	6 Months Ended	12 Months Ended
	Feb. 28, 2015	Aug. 31, 2014
Notes to Financial Statements
Note 6 - Convertible Note

During the six months ending February 28, 2015 the Company entered into convertible debt agreements for $884,000. Terms of these transactions include an annual interest rate of 12% due in two years, the option to convert debt into equity at $3.00 per share, and 147,335 stock purchase warrants.  The warrants were valued using the Black Scholes valuation method at $259,429 calculated using a stock price of $6.12, a 5 year term, risk-free rate of interest of 1.64% and a volatility of 16.12%.

During the year ended August 31, 2014 the Company entered into a convertible debt agreement with Mill City Ventures for $500,000. Terms of this transaction include annual interest rate of 12% due February 6, 2016, the option to convert debt into equity at $1.08 per share, and 533,333 post split warrants at an exercise price of $1.50. The warrants were valued using the Black Scholes valuation method at $275,796 and the beneficial conversion feature was valued at $194,445. In August 2014 the 533,333 post split warrants were converted into 373,971 post split shares of common stock in a cashless exercise using the volume weighted average price of the stock on the trading day in which the warrants were exercised.